SCUDDER

Scudder Short Term Bond Fund

Scudder Income Fund

Scudder Corporate Bond Fund

Scudder High Yield Bond Fund

Supplement to Prospectus Dated May 1, 1999

The following information replaces the current disclosure for the Scudder Short Term Bond Fund in "The portfolio managers" section of the Prospectus:

  Robert S. Cessine
  Co-Portfolio Manager
     o Began investment career in 1982
     o Joined the adviser in 1993
     o Joined the fund team in 1998

  John E. Dugenske
  Co-Portfolio Manager
     o Began investment career in 1990
     o Joined the adviser in 1998
     o Joined the fund team in 1999

The following information replaces the current disclosure concerning portfolio management for Scudder Income Fund, Scudder Corporate Bond Fund and Scudder High Yield Bond Fund:

Scudder Kemper takes a team approach to asset management. Scudder Kemper's team is comprised of investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

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Below are the people who handle the day-to-day management for the above-referenced funds:

Scudder Income Fund

  Robert S. Cessine
  Portfolio Manager
     o Began investment career in 1982
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder Corporate Bond Fund

  Robert S. Cessine
  Portfolio Manager
     o Began investment career in 1982
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder High Yield Bond Fund

  Kelly D. Babson
  Portfolio Manager
     o Began investment career in 1981
     o Joined the adviser in 1994
     o Joined the fund team in 1996

August 24, 1999